Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Assumption Of Options

	2012	2013	2014
Expected volatility	97.50%	96.80%	—
Expected dividends	0%	0%	—
Expected term	4.17~4.89 years	7.36 years	—
Risk-free interest rate	2.68%~3.04%	3.23%	—
Estimated fair value of underlying ordinary shares	US$4.00~US$4.24	US$1.08	—
Weighted-average fair value of underlying ordinary shares	US$4.16	US$1.08	—

Non-Cash Share Based Compensation Expenses

A summary of the non-cash share based compensation expenses for the years ended December 31, 2012, 2013 and 2014 is as follows:

	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2014
Costs of goods sold	1,323	1,531	1,460
General and administrative expenses	6,669	4,915	6,283
Selling expenses	189	197	137
Research and development costs	723	827	742

Total non-cash share based compensation expenses	8,904	7,470	8,622

Summary Of Options

A summary of options for the years ended December 31, 2012, 2013 and 2014 is presented below:

	Employees	Non- employees	Number of total share option	Weighted average exercise price per share		Weighted average remaining contractual term	Aggregate intrinsic value
For the year ended December 31, 2012
Outstanding as of December 31, 2011	9,489,285	0	9,489,285	US$	9.31

Granted during 2012	3,909,973	0	3,909,973	US$	5.63
Exercised	0	0	0		0
Forfeited or cancelled	(4,729,150)	0	(4,729,150)	US$	10.99
Outstanding as of December 31, 2012	8,670,108	0	8,670,108	US$	6.73	7.91 years	0

	Employees	Non- employees	Number of total share option	Weighted average exercise price per share		Weighted average remaining contractual term	Aggregate intrinsic value
For the year ended December 31, 2013
Outstanding as of December 31, 2012	8,670,108	0	8,670,108	US$	6.73

Granted during 2013	8,374,550	0	8,374,550	US$	1.50
Exercised	0	0	0		0
Forfeited or cancelled	(7,480,414)	0	(7,480,414)	US$	6.31
Outstanding as of December 31, 2013	9,564,244	0	9,564,244	US$	2.48	9.14 years	0

	Employees	Non- employees	Number of total share option	Weighted average exercise price per share	Weighted average remaining contractual term	Aggregate intrinsic value
For the year ended December 31, 2014
Outstanding as of December 31, 2013	9,564,244	0	9,564,244	US$2.48

Granted during 2014	0	0	0	0
Exercised	0	0	0	0
Forfeited or cancelled	(1,143,043)	0	(1,143,043)	US$5.50
Outstanding as of December 31, 2014	8,421,201	0	8,421,201	US$2.07	8.41 years	0

Vested or expected to vest as of December 31, 2014	7,804,100	0	7,804,100	US$2.10	8.39 years	0

Exercisable as of December 31, 2014	3,062,238	0	3,062,238	US$2.67	8.11 years	0